OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Operating Segments
OPERATING SEGMENTS

38)	OPERATING SEGMENTS

The Company operates mainly in the banking and insurance segments. Our banking operations include operations in the retail, middle-market and corporate sectors, lease, international bank operations, investment bank operations and as a private bank. The Company also conducts banking segment operations through its branches located throughout the country, in branches abroad and through subsidiaries as well as by means of shareholding interests in other companies. Additionally, we are engaged in insurance, supplemental Pension Plans and capitalization bonds through our subsidiary, Bradesco Seguros S.A. and its subsidiaries.

The following segment information was prepared based on reports made available to Management to evaluate performance and make decisions regarding the allocation of resources for investments and other purposes. Our Management uses accounting information prepared in accordance with the accounting practices adopted in Brazil applicable to institutions authorized to operate by Central Bank for the purposes of making decisions about allocation of resources to the segments and assessing their performance. The information of the segments shown in the following tables considers the specific procedures and other provisions of the Brazilian Financial Institutions Accounting Plan which includes the proportional consolidation of associates and joint ventures and the non-consolidation of exclusive funds.

The main assumptions for the segmentation of income and expenses include (i) surplus cash invested by the entities operating in insurance, supplemental pension and capitalization bonds are included in this segment, resulting in an increase in net interest income; (ii) salaries and benefits and administrative costs included in the insurance, supplemental pension and capitalization bonds segment consist only of cost directly related to these operations, and (iii) costs incurred in the banking operations segment related to the infrastructure of the branch network and other general indirect expenses have not been allocated between segments.

Our operations are substantially conducted in Brazil. Additionally, we have one branch in New York, one branch in Grand Cayman, and one branch in London, mainly to complement our banking services and assist in import and export operations for Brazilian customers. Moreover, we also have subsidiaries abroad, namely: Banco Bradesco Europa S.A. (Luxembourg), Bradesco Securities, Inc. (New York), Bradesco Securities UK Limited (London), Cidade Capital Markets Ltd. (Grand Cayman), Bradesco Securities Hong Kong Limited (Hong Kong), Bradesco Trade Services Limited (Hong Kong), Bradescard Mexico, Sociedad de Responsabilidad Limitada (Mexico) and Bradesco Bank.

No revenue from transactions with a single customers or counterparty represented 10% of the Company’s revenue in the year ended on December 2023 and 2022.

All transactions between operating segments are conducted on an arm’s length basis, with intra-segment revenue and costs being eliminated in “Other operations, adjustments and eliminations”. Income and expenses directly associated with each segment are included in determining business-segment performance.

	On December 31, 2023 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	164,122,043	39,941,507	481,208	(670,653)	203,874,105	(2,864,178)	(4,249,260)	27,697,126	224,457,793
Expenses from financial intermediation (4)	(97,495,630)	(32,892,243)	(18)	685,410	(129,702,481)	552,467	6,914,030	(34,140,071)	(156,376,055)
Financial margin	66,626,413	7,049,264	481,190	14,757	74,171,624	(2,311,711)	2,664,770	(6,442,945)	68,081,738
Expected Credit Loss Associated with Credit Risk expense	(37,110,675)	-	-	-	(37,110,675)	-	-	4,993,651	(32,117,024)
Gross income from financial intermediation	29,515,738	7,049,264	481,190	14,757	37,060,949	(2,311,711)	2,664,770	(1,449,294)	35,964,714
Other income from insurance, pension plans and capitalization bonds	-	9,800,620	-	32,469	9,833,089	-	-	(3,788,649)	6,044,440
Fee and commission income and income from banking fees	34,269,254	1,164,685	4,899	(33,100)	35,405,738	(5,340,755)	(1,879,319)	(1,228,901)	26,956,763
Personnel expenses	(21,256,640)	(2,651,786)	(30,957)	-	(23,939,383)	909,076	-	2,215,849	(20,814,458)
Other administrative expenses (5)	(20,866,134)	(2,065,805)	(15,531)	423,907	(22,523,563)	996,835	(618,004)	(166,772)	(22,311,504)
Tax expenses	(6,582,213)	(1,436,686)	(22,734)	-	(8,041,633)	697,784	-	0	(7,343,849)
Share of profit (loss) of associates and jointly controlled entities	151,414	421,723	-	-	573,137	1,527,554	-	990	2,101,681
IR/CSI and Other income/expenses	(9,198,676)	(3,468,750)	(141,073)	(438,033)	(13,246,532)	3,521,217	(167,447)	3,797,740	(6,095,022)
Net Income for the year ended on December 31, 2023	6,032,743	8,813,265	275,794	-	15,121,802	-	-	(619,037)	14,502,765
Total assets	1,661,529,233	409,370,722	3,277,809	(110,126,067)	1,964,051,697	(10,074,444)	(38,502,618)	12,048,614	1,927,523,249
Investments in associates and joint ventures	73,163,988	3,028,413	1,105	(72,298,485)	3,895,021	5,792,357	-	(70,538)	9,616,840
Total liabilities	1,468,271,968	370,561,631	68,561	(37,827,582)	1,801,074,578	(10,074,444)	(38,502,618)	8,011,609	1,760,509,125
(1)	Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Company that were prepared in accordance with IFRS. The main adjustments refer to the expected loss for financial assets, business models, effective interest rates, business combinations and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	On December 31, 2022 - R$ thousands
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	151,198,428	36,250,128	400,777	(1,121,214)	186,728,119	(2,624,549)	(2,167,017)	23,976,721	205,913,274
Expenses from financial intermediation (4)	(81,330,918)	(29,163,334)	(22)	1,121,214	(109,373,060)	484,249	4,765,294	(26,678,396)	(130,801,913)
Financial margin	69,867,510	7,086,794	400,755	-	77,355,059	(2,140,300)	2,598,277	(2,701,675)	75,111,361
Expected Credit Loss Associated with Credit Risk expense	(31,525,873)	-	-	-	(31,525,873)	43,142	-	7,715,896	(23,766,835)
Gross income from financial intermediation	38,341,637	7,086,794	400,755	-	45,829,186	(2,097,158)	2,598,277	5,014,221	51,344,526
Other income from insurance, pension plans and capitalization bonds	-	7,425,337	-	35,507	7,460,844	-	-	(2,570,784)	4,890,060
Fee and commission income and income from banking fees	33,802,362	1,701,005	7,274	(36,169)	35,474,472	(4,977,457)	(1,976,003)	(1,396,892)	27,124,120
Personnel expenses	(20,321,773)	(2,377,250)	(4,284)	-	(22,703,307)	763,928	-	2,050,327	(19,889,052)
Other administrative expenses (5)	(20,949,621)	(1,635,857)	(7,895)	530,420	(22,062,953)	1,035,520	(594,059)	(259,560)	(21,881,052)
Tax expenses	(6,880,656)	(1,188,335)	(18,530)	-	(8,087,521)	521,838	-	-	(7,565,683)
Share of profit (loss) of associates and jointly controlled entities	107,424	125,038	-	-	232,462	1,170,081	-	(46,617)	1,355,926
IR/CSI and Other income/expenses	(10,144,532)	(4,621,808)	(114,913)	(529,758)	(15,411,011)	3,583,248	(28,215)	(2,066,097)	(13,922,075)
Net Income for the year ended on December 31, 2022	13,954,841	6,514,924	262,407	-	20,732,172	-	-	724,598	21,456,770
Total assets	1,571,006,747	371,322,607	3,871,114	(115,953,851)	1,830,246,617	(10,617,211)	(40,304,939)	12,964,325	1,792,288,792
Investments in associates and joint ventures	68,419,475	2,950,880	1,191	(67,811,381)	3,560,165	5,481,876	-	(71,528)	8,970,513
Total liabilities	1,384,018,647	338,204,857	154,249	(48,142,468)	1,674,235,285	(10,617,211)	(40,304,939)	8,964,820	1,632,277,955
(1)	Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to differences in accounting standards used in management reports and in the Organization's financial statements that were prepared in IFRS. The main adjustments refer to the expected loss of financial assets, business models, effective interest rate, business combination and insurance contracts;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

	On December 31, 2021
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS
Revenue from financial intermediation	98,849,913	20,204,517	159,242	(186,196)	119,027,476	(612,023)	1,135,111	5,892,867	125,443,431
Expenses from financial intermediation (4)	(34,560,608)	(13,192,413)	(752)	211,047	(47,542,726)	161,179	1,335,070	(9,074,846)	(55,121,323)
Financial margin	64,289,305	7,012,104	158,490	24,851	71,484,750	(450,844)	2,470,181	(3,181,979)	70,322,108
Expected Credit Loss Associated with Credit Risk expense	(15,500,157)	-	-	-	(15,500,157)	72,047	-	5,813,901	(9,614,209)
Gross income from financial intermediation	48,789,148	7,012,104	158,490	24,851	55,984,593	(378,797)	2,470,181	2,631,922	60,707,899
Other income from insurance, pension plans and capitalization bonds	-	5,177,940	-	13,385	5,191,325	-	-	1,503,053	6,694,378
Fee and commission income and income from banking fees	31,866,568	1,779,999	767,505	(605,756)	33,808,316	(4,229,902)	(2,049,179)	(1,496,228)	26,033,007
Personnel expenses	(18,425,804)	(2,040,452)	(386,462)	67	(20,852,651)	671,693	-	167,266	(20,013,692)
Other administrative expenses (5)	(19,676,660)	(1,494,814)	(779,724)	1,128,510	(20,822,688)	1,488,706	(361,913)	(2,070,160)	(21,766,055)
Tax expenses	(6,340,354)	(983,979)	(112,654)	-	(7,436,987)	608,530	-	-	(6,828,457)
Share of profit (loss) of associates and jointly controlled entities	7,505	98,692	38,192	-	144,389	719,746	-	(442,631)	421,504
IR/CSI and Other income/expenses	(19,521,563)	(4,205,510)	217,521	(561,057)	(24,070,609)	1,120,024	(59,089)	1,141,894	(21,867,780)
Net Income for the year ended on December 31, 2021	16,698,840	5,343,980	(97,132)	-	21,945,688	-	-	1,435,116	23,380,804
Total assets	1,485,771,990	342,175,848	5,495,625	(138,226,247)	1,695,217,216	(10,413,213)	(31,138,435)	21,906,625	1,675,572,193
Investments in associates and joint ventures	70,811,964	2,640,563	405,587	(71,396,385)	2,461,729	5,132,515	-	(36,678)	7,557,566
Total liabilities	1,303,885,088	308,096,509	1,300,120	(66,829,862)	1,546,451,855	(10,413,213)	(31,138,435)	20,443,279	1,525,343,486
(1)	Refers to: consolidation adjustments, originating from proportionally consolidated companies (Grupo Cielo, Grupo EloPar, Crediare, etc.);
(2)	Consolidation adjustments originating from the “non-consolidation” of exclusive funds;
(3)	Adjustments due to differences in accounting standards used in management reports and in the Organization's financial statements that were prepared in IFRS. The main adjustments refer to the expected loss of financial assets, business models, effective interest rate and business combination;
(4)	Includes, in the Consolidated Financial Statements, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and
(5)	Includes, in the Consolidated Financial Statements, the balances referring to depreciation and amortization.

As shown in the table and note (3) above, the adjustments arising from the differences between the criteria, procedures and rules used to prepare the operating segments in accordance with the accounting practices adopted in Brazil applicable to institutions authorized to operate by Bacen and the international accounting standard, in accordance with the pronouncements issued by the IASB, the main ones being: (i) expected losses on financial assets – R$151 million (2022 – R$(1,118) million); (ii) business models/effective interest rate/others – R$1,691 million (2022 – R$273 million); (iii) insurance contracts – R$(1,347) million (2022 – R$1,686 million); and (iv) business combination – R$4,654 million (2022 – R$4,431 million).